CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Preferred Stock par value	$ 0.0001	$ .0001	$ .001
Preferred Stock shares authorized	100,000,000	100,000,000	100,000,000
Common stock par value	$ 0.001	$ 0.001	$ .001	$ 0.001
Common stock shares authorized	2,000,000,000	500,000,000	500,000,000	500,000,000
Common stock shares issued	471,150,864	471,150,864	471,150,864	466,150,864
Common stock outstanding	471,150,864	471,150,864	471,150,864	466,150,864
Series A Preferred Stock [Member]
Preferred Stock par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred Stock shares authorized	5,000,000	5,000,000	5,000,000	5,000,000
Preferred Stock shares issued	5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock shares outstanding	5,000,000	5,000,000	5,000,000	5,000,000
Series B Preferred Stock [Member]
Preferred Stock par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred Stock shares authorized	15,000,000	15,000,000	15,000,000	15,000,000
Preferred Stock shares issued	8,000,000	6,000,000	4,000,000	4,000,000
Preferred stock shares outstanding	8,000,000	6,000,000	4,000,000	4,000,000
Series C Preferred Stock [Member]
Preferred Stock par value	$ 0.001	$ 0.001	$ .001	$ .001
Preferred Stock shares authorized	40,000,000	40,000,000	40,000,000	40,000,000
Preferred Stock shares issued	0	0	0	0
Preferred stock shares outstanding	0	0	0	0